Commitments and contingencies (Details) € in Thousands		9 Months Ended	12 Months Ended
	Apr. 05, 2024 item	Sep. 30, 2025 EUR (€) item	Dec. 31, 2024 EUR (€)
Commitments and contingencies
Residual value guarantees in lease contracts | €		€ 1,033,810	€ 1,067,726
Unfair or exclusionary conduct in violation of Section 5 of the FTC act
Commitments and contingencies
Number of civil investigative demands (CIDs) from U.S. Federal Trade Commission	2
Antimonopoly Committee of Ukraine investigation | Ukrainian subsidiary | Maximum
Commitments and contingencies
Percentage of revenues which were earned and subject to regulations			0.10%
Information security breach at Cardiovascular Consultants, Ltd
Commitments and contingencies
Number of putative class action lawsuits		2
Number of actions that received class certification		0
Arizona state court
Commitments and contingencies
Number of putative class action lawsuits		1
Number of federal purported class action lawsuits voluntarily dismissed and consolidated with pending state court case		4
Number of negligence claims remaining		1
Pennsylvania federal court
Commitments and contingencies
Number of putative class action lawsuits		1
Number of federal purported class action lawsuits voluntarily dismissed and consolidated with pending state court case		2